Commitments and Contingencies - Related to vessels under construction (Details) - Vessels under construction - Samsung $ in Thousands	Jun. 30, 2019 USD ($)
Contractual commitments
Capital commitment	$ 1,315,905
Not later than one year
Contractual commitments
Capital commitment	546,905
Later than one year and not later than three years
Contractual commitments
Capital commitment	$ 769,000